Oakmark Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 93.5%

FINANCIALS — 26.4%
DIVERSIFIED FINANCIALS — 15.8%
Ally Financial, Inc.	16,905	$523,886
Capital One Financial Corp.	5,743	521,102
The Charles Schwab Corp.	9,600	385,824
State Street Corp.	6,200	347,572
The Bank of New York Mellon Corp.	6,920	305,501
Moody’s Corp.	1,506	294,229
The Goldman Sachs Group, Inc.	1,105	226,083
S&P Global, Inc.	862	196,282
		2,800,479
BANKS — 8.3%
Citigroup, Inc.	8,730	611,362
Bank of America Corp.	18,500	536,500
Wells Fargo & Co.	7,110	336,445
		1,484,307
INSURANCE — 2.3%
American International Group, Inc.	7,655	407,875
		4,692,661
INFORMATION TECHNOLOGY — 15.3%
SOFTWARE & SERVICES — 6.6%
MasterCard, Inc., Class A	1,160	306,855
Gartner, Inc. (a)	1,800	289,692
Visa, Inc., Class A	1,655	287,225
Automatic Data Processing, Inc.	1,670	276,101
		1,159,873
TECHNOLOGY HARDWARE & EQUIPMENT — 5.2%
TE Connectivity, Ltd.	4,836	463,158
Apple, Inc.	2,337	462,539
		925,697
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Intel Corp.	6,755	323,362
Texas Instruments, Inc.	2,620	300,671
		624,033
		2,709,603
COMMUNICATION SERVICES — 14.6%
MEDIA & ENTERTAINMENT — 14.6%
Alphabet, Inc., Class C (a)	558	603,424
Netflix, Inc. (a) (b)	1,624	596,528
Charter Communications, Inc., Class A (a)	1,200	474,216
Comcast Corp., Class A	10,638	449,792
Facebook, Inc., Class A (a)	2,013	388,567
News Corp., Class A	6,452	87,032
		2,599,559
CONSUMER DISCRETIONARY — 13.1%
AUTOMOBILES & COMPONENTS — 5.7%
Fiat Chrysler Automobiles N.V.	28,160	389,173
General Motors Co.	9,650	371,814
Aptiv PLC	2,200	177,826
Delphi Technologies PLC	3,733	74,666
		1,013,479
RETAILING — 4.4%
Booking Holdings, Inc. (a)	195	365,569
eBay, Inc.	6,500	256,750
Qurate Retail, Inc. (a)	12,115	150,110
		772,429
CONSUMER SERVICES — 3.0%
Hilton Worldwide Holdings, Inc.	2,779	271,629
MGM Resorts International	9,400	268,558
		540,187
		2,326,095
INDUSTRIALS — 10.3%
CAPITAL GOODS — 7.7%
General Electric Co.	42,460	445,830
Parker-Hannifin Corp.	2,289	389,197
Cummins, Inc.	1,720	294,705
Caterpillar, Inc.	1,750	238,507
		1,368,239
TRANSPORTATION — 2.6%
American Airlines Group, Inc.	8,274	269,812
FedEx Corp.	1,130	185,535
		455,347
		1,823,586
ENERGY — 6.1%
Apache Corp.	10,640	308,235
Diamondback Energy, Inc.	1,700	185,249
Concho Resources, Inc.	1,700	175,406
EOG Resources, Inc.	1,800	167,688
Halliburton Co.	5,800	131,892
Chesapeake Energy Corp. (a)	59,934	116,871
		1,085,341
HEALTH CARE — 5.9%
HEALTH CARE EQUIPMENT & SERVICES — 3.5%
CVS Health Corp.	6,094	332,060
HCA Healthcare, Inc.	1,494	201,984
Baxter International, Inc.	1,116	91,413
		625,457
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.4%
Regeneron Pharmaceuticals, Inc. (a)	1,332	416,852
		1,042,309
CONSUMER STAPLES — 1.8%
FOOD, BEVERAGE & TOBACCO — 1.8%
Constellation Brands, Inc., Class A	1,650	324,951
TOTAL COMMON STOCKS — 93.5% (Cost $10,857,105)		16,604,105
TOTAL PURCHASED OPTIONS — 0.0% (c) (Cost $11,822)		8,550

	Par Value	Value
SHORT-TERM INVESTMENTS — 6.2%

GOVERNMENT AND AGENCY SECURITIES — 3.1%
Federal National Mortgage Association, 2.24%, due 07/01/19 (d)	$400,000	$400,000
Federal Home Loan Bank, 2.13%, due 07/01/19 (d)	150,000	150,000
TOTAL GOVERNMENT AND AGENCY SECURITIES — 3.1% (Cost $550,000)		550,000
U.S. GOVERNMENT BILL — 2.8%
United States Treasury Bill, 2.40%, due 07/09/19 (d) (Cost $499,737)	500,000	499,737
REPURCHASE AGREEMENT — 0.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $48,180, collateralized by a United States Treasury Note, 2.375% due 03/15/22, value plus accrued interest of $49,138 (Cost: $48,174)	48,174	48,174
TOTAL SHORT-TERM INVESTMENTS — 6.2% (Cost $1,097,911)		1,097,911
TOTAL INVESTMENTS — 99.7% (Cost $11,966,838)		17,710,566
Foreign Currencies (Cost $0) — 0.0% (e)		0	(f)
Other Assets In Excess of Liabilities — 0.3%		51,099
TOTAL NET ASSETS — 100.0%		$17,761,665

(a)         Non-income producing security

(b)         All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)          See options table for description of purchased options.

(d)         The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(e)          Amount rounds to less than 0.1%.

(f)           Amount rounds to less than $1,000.

PURCHASED OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
National Oilwell Varco, Inc.	$23.00	07/19/2019	57,000	$126,711	$2,565	$5,132	$(2,567)
DXC Technology Co.	55.00	07/19/2019	38,000	209,570	5,985	6,690	(705)
				$336,281	$8,550	$11,822	$(3,272)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Netflix, Inc.	$410.00	10/18/2019	(71)	$(2,608)	$(108)	$(213)	$105
Netflix, Inc.	400.00	09/20/2019	(500)	(18,366)	(645)	(1,558)	913
Netflix, Inc.	390.00	09/20/2019	(800)	(29,386)	(1,310)	(2,569)	1,259
				$(50,360)	$(2,063)	$(4,340)	$2,277
PUTS
National Oilwell Varco, Inc.	$21.00	07/19/2019	(61,000)	$(135,603)	$(1,952)	$(5,671)	$3,719
DXC Technology Co.	52.50	07/19/2019	(40,000)	(220,600)	(2,500)	(9,238)	6,738
				$(356,203)	$(4,452)	$(14,909)	$10,457

Oakmark Select Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 95.9%

FINANCIALS — 27.5%
BANKS — 11.7%
Citigroup, Inc.	4,812	$336,984
Bank of America Corp.	7,701	223,318
		560,302
DIVERSIFIED FINANCIALS — 11.3%
Ally Financial, Inc.	10,730	332,523
Capital One Financial Corp.	2,285	207,332
		539,855
INSURANCE — 4.5%
American International Group, Inc.	3,995	212,864
		1,313,021
COMMUNICATION SERVICES — 18.3%
MEDIA & ENTERTAINMENT — 18.3%
Alphabet, Inc., Class C (a)	406	438,471
Charter Communications, Inc., Class A (a)	564	222,881
Netflix, Inc. (a) (b)	576	211,650
		873,002
CONSUMER DISCRETIONARY — 15.1%
AUTOMOBILES & COMPONENTS — 7.4%
Fiat Chrysler Automobiles N.V.	16,634	229,883
Lear Corp.	900	125,343
		355,226
CONSUMER SERVICES — 5.5%
MGM Resorts International	5,147	147,050
Hilton Worldwide Holdings, Inc.	1,166	114,011
		261,061
RETAILING — 2.2%
Qurate Retail, Inc. (a)	8,689	107,659
		723,946
REAL ESTATE — 8.3%
CBRE Group, Inc., Class A (a)	7,748	397,447

INFORMATION TECHNOLOGY — 8.3%
TECHNOLOGY HARDWARE & EQUIPMENT — 5.3%
TE Connectivity, Ltd.	2,623	251,225
SOFTWARE & SERVICES — 3.0%
MasterCard, Inc., Class A	545	144,169
		395,394
INDUSTRIALS — 8.0%
CAPITAL GOODS — 4.4%
General Electric Co.	20,140	211,470
TRANSPORTATION — 3.6%
American Airlines Group, Inc.	5,240	170,876
		382,346
ENERGY — 6.3%
Concho Resources, Inc.	1,500	154,770
Apache Corp.	5,149	149,160
		303,930
HEALTH CARE — 4.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.1%
Regeneron Pharmaceuticals, Inc. (a)	620	194,060
TOTAL COMMON STOCKS — 95.9% (Cost $2,901,495)		4,583,146

	Par Value
SHORT-TERM INVESTMENTS — 4.8%

GOVERNMENT AND AGENCY SECURITIES — 3.7%
Federal Home Loan Bank, 2.13%, due 07/01/19 (c) (Cost $175,000)	$175,000	175,000
Total Government and Agency Securities (Cost $175,000)		175,000

REPURCHASE AGREEMENT — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $53,219, collateralized by a United States Treasury Note, 1.875% due 03/31/22, value plus accrued interest of $54,278 (Cost: $53,212)	53,212	53,212
TOTAL SHORT-TERM INVESTMENTS — 4.8% (Cost $228,212)		228,212
TOTAL INVESTMENTS — 100.7% (Cost $3,129,707)		4,811,358
Liabilities In Excess of Other Assets — (0.7)%		(34,051)
TOTAL NET ASSETS — 100.0%		$4,777,307

(a)         Non-income producing security

(b)         All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Netflix, Inc.	$410.00	10/18/2019	(29)	$(1,065)	$(44)	$(87)	$43
				$(1,065)	$(44)	$(87)	$43

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2018	Value June 30, 2019	Percent of Net Assets
Weatherford International PLC (a)	0	$36,850	$41,183	$(205,735)	$33,809	$0	$182,601	$0	0.0%
TOTAL	0	$36,850	$41,183	$(205,735)	$33,809	$0	$182,601	$0	0.0%

(a) Due to transactions during the period ended June 30, 2019, the company is no longer an affiliate.

Oakmark Equity and Income Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 61.0%
FINANCIALS — 12.3%
BANKS — 8.0%
Bank of America Corp.	23,855	$691,792
Citigroup, Inc.	4,360	305,310
		997,102
DIVERSIFIED FINANCIALS — 3.2%
Ally Financial, Inc.	8,256	255,857
State Street Corp.	1,551	86,960
TD Ameritrade Holding Corp.	1,201	59,949
		402,766
INSURANCE — 1.1%
American International Group, Inc.	2,551	135,894
		1,535,762
CONSUMER DISCRETIONARY — 11.5%
AUTOMOBILES & COMPONENTS — 8.7%
General Motors Co.	16,861	649,662
BorgWarner, Inc.	5,652	237,254
Lear Corp.	1,433	199,509
		1,086,425
RETAILING — 1.8%
Foot Locker, Inc.	3,520	147,541
Booking Holdings, Inc. (a)	41	76,001
		223,542
CONSUMER SERVICES — 0.5%
MGM Resorts International	2,351	67,175

CONSUMER DURABLES & APPAREL — 0.5%
Carter’s, Inc.	664	64,796
		1,441,938
INFORMATION TECHNOLOGY — 9.6%
SOFTWARE & SERVICES — 5.0%
MasterCard, Inc., Class A	1,648	435,840
Oracle Corp.	2,236	127,362
CoreLogic, Inc. (a)	1,293	54,086
		617,288
TECHNOLOGY HARDWARE & EQUIPMENT — 4.6%
TE Connectivity, Ltd.	6,053	579,708
		1,196,996
CONSUMER STAPLES — 7.8%
FOOD, BEVERAGE & TOBACCO — 7.8%
Nestlé SA (b)	3,834	396,435
Philip Morris International, Inc.	3,802	298,540
Diageo PLC (b)	1,467	252,759
Constellation Brands, Inc., Class A	174	34,189
		981,923
HEALTH CARE — 5.7%
HEALTH CARE EQUIPMENT & SERVICES — 4.9%
CVS Health Corp.	4,911	267,620
UnitedHealth Group, Inc.	787	192,094
HCA Healthcare, Inc.	736	99,458
LivaNova PLC (a)	757	54,509
		613,681
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
Regeneron Pharmaceuticals, Inc. (a)	302	94,557
		708,238
COMMUNICATION SERVICES — 5.2%
MEDIA & ENTERTAINMENT — 5.2%
Alphabet, Inc., Class C (a)	275	296,710
Charter Communications, Inc., Class A (a)	672	265,640
Comcast Corp., Class A	2,120	89,633
		651,983
INDUSTRIALS — 4.2%
CAPITAL GOODS — 3.4%
Arconic, Inc.	5,816	150,172
Johnson Controls International plc	3,165	130,763
Carlisle Cos., Inc.	718	100,842
WESCO International, Inc. (a)	890	45,060
		426,837
TRANSPORTATION — 0.8%
American Airlines Group, Inc.	2,924	95,337
		522,174
ENERGY — 2.4%
National Oilwell Varco, Inc.	4,684	104,122
Diamondback Energy, Inc.	637	69,403
Apergy Corp. (a)	1,926	64,593
PDC Energy, Inc. (a)	1,791	64,592
		302,710
REAL ESTATE — 1.3%
The Howard Hughes Corp. (a)	735	91,040
Gaming and Leisure Properties, Inc. REIT	1,833	71,435
		162,475
MATERIALS — 1.0%
Glencore PLC	35,440	123,027

TOTAL COMMON STOCKS — 61.0% (Cost $4,401,726)		7,627,226

PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
GMAC Capital Trust I (c), 8.30% (3 mo. USD LIBOR + 5.785%),	498	13,000

TOTAL PREFERRED STOCKS — 0.1% (Cost $13,007)		13,000

	Par Value	Value
FIXED INCOME — 30.0%

CORPORATE BONDS — 18.4%
FINANCIALS — 4.7%
Ally Financial, Inc.
3.75%, due 11/18/19	$23,340	$23,387
3.875%, due 05/21/24	7,950	8,139
American Express Credit Corp.
2.60%, due 09/14/20	2,945	2,956
American International Group, Inc.
3.30%, due 03/01/21	14,665	14,863
Aon Corp.
5.00%, due 09/30/20	14,745	15,235
Bank of America Corp.
2.151%, due 11/09/20	6,970	6,949
4.45%, due 03/03/26	5,000	5,393
BNP Paribas SA, 144A
7.625% (USD 5 Year Swap rate + 6.314%) (c) (d) (e)	5,000	5,294
Capital One NA
1.85%, due 09/13/19	39,255	39,201
Citigroup, Inc.
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (c)	22,860	23,614
3.40%, due 05/01/26	15,000	15,526
4.05%, due 07/30/22	13,338	13,917
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	6,352
Credit Suisse Group AG, 144A
7.50%(USD 5 Year Swap rate + 4.598%) (c) (d) (e)	30,000	33,000
6.25%(USD 5 Year Swap rate + 3.455%) (c) (d) (e)	7,000	7,289
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	25,193
3.80%, due 06/09/23	14,750	15,297
E*TRADE Financial Corp.
2.95%, due 08/24/22	11,965	12,083
3.80%, due 08/24/27	4,975	5,009
JPMorgan Chase & Co.
2.972%, due 01/15/23	29,765	30,197
3.514%(3 mo. USD LIBOR + 0.610%), due 06/18/22 (c)	24,870	25,416
3.811%(3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	20,211
Moody’s Corp.
4.50%, due 09/01/22	13,040	13,794
2.625%, due 01/15/23	12,201	12,264
5.50%, due 09/01/20	3,780	3,914
MSCI, Inc., 144A
5.25%, due 11/15/24 (d)	24,830	25,637
5.375%, due 05/15/27 (d)	6,965	7,453
4.75%, due 08/01/26 (d)	5,925	6,147
5.75%, due 08/15/25 (d)	2,950	3,097
Principal Life Global Funding II, 144A
2.15%, due 01/10/20 (d)	19,910	19,878
2.375%, due 11/21/21 (d)	6,970	6,973
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	5,120
S&P Global, Inc.
4.00%, due 06/15/25	17,150	18,622
2.95%, due 01/22/27	9,810	9,939
4.40%, due 02/15/26	1,970	2,171
3.30%, due 08/14/20	1,970	1,991
The Charles Schwab Corp.
3.25%, due 05/21/21	19,895	20,280
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,601
3.20%, due 02/23/23	7,000	7,164
2.30%, due 12/13/19	6,970	6,967
4.332%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (c)	2,975	3,036
2.625%, due 04/25/21	2,000	2,007
2.875%, due 02/25/21	1,000	1,007
2.55%, due 10/23/19	980	980
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	15,162
3.813%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,766
Wells Fargo Bank NA
3.625%, due 10/22/21	10,000	10,282
2.15%, due 12/06/19	9,900	9,891
		591,664
CONSUMER DISCRETIONARY — 3.7%
Adient US LLC, 144A
7.00%, due 05/15/26 (d)	15,965	16,404
Amazon.com, Inc.
3.15%, due 08/22/27	9,950	10,459
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	15,532
3.55%, due 03/15/28	9,950	10,371
2.75%, due 03/15/23	6,965	7,063
BorgWarner, Inc.
4.625%, due 09/15/20	10,810	11,063
Boyd Gaming Corp.
6.00%, due 08/15/26	4,975	5,230
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (d)	25,870	25,951
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
5.125%, due 05/01/27 (d)	250	259
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 07/23/20	29,148	29,409
4.20%, due 03/15/28	9,950	10,336
4.50%, due 02/01/24	2,985	3,181
Delphi Technologies PLC, 144A
5.00%, due 10/01/25 (d)	18,341	16,369

	Par Value	Value
FIXED INCOME — 30.0% (cont.)

CORPORATE BONDS — 18.4% (cont.)
CONSUMER DISCRETIONARY — 3.7% (cont.)
Dollar Tree, Inc.
3.288% (3 mo. USD LIBOR + 0.700%), due 04/17/20 (c)	$6,965	$6,966
Expedia Group, Inc.
5.00%, due 02/15/26	28,360	30,891
Foot Locker, Inc.
8.50%, due 01/15/22	4,340	4,817
General Motors Co.
4.875%, due 10/02/23	41,400	43,905
General Motors Financial Co., Inc.
3.50%, due 07/10/19	4,975	4,976
Hyatt Hotels Corp.
4.375%, due 09/15/28	7,960	8,421
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	19,600	21,413
6.25%, due 02/15/22 (d)	14,800	15,632
6.25%, due 01/15/27 (d)	200	219
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
5.25%, due 06/01/26 (d)	1,000	1,049
5.00%, due 06/01/24 (d)	1,000	1,034
Lear Corp.
5.25%, due 01/15/25	11,060	11,459
4.25%, due 05/15/29	7,955	8,036
Lithia Motors, Inc., 144A
5.25%, due 08/01/25 (d)	1,990	2,050
Marriott International, Inc.
3.60%, due 04/15/24	6,960	7,254
4.00%, due 04/15/28	4,975	5,241
MGM Resorts International
5.75%, due 06/15/25	2,985	3,247
Penn National Gaming, Inc., 144A
5.625%, due 01/15/27 (d)	9,950	9,826
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	11,825
5.375%, due 12/01/24	3,580	3,678
Sands China, Ltd.
5.40%, due 08/08/28	5,000	5,430
5.125%, due 08/08/25	3,000	3,216
4.60%, due 08/08/23	2,000	2,102
Scientific Games International, Inc., 144A
5.00%, due 10/15/25 (d)	19,910	20,109
Starbucks Corp.
3.80%, due 08/15/25	9,950	10,619
4.00%, due 11/15/28	2,985	3,253
Station Casinos LLC, 144A
5.00%, due 10/01/25 (d)	1,990	1,995
Tapestry, Inc.
3.00%, due 07/15/22	12,145	12,159
4.125%, due 07/15/27	4,975	5,003
Tempur Sealy International, Inc.
5.50%, due 06/15/26	3,125	3,242
The Gap, Inc.
5.95%, due 04/12/21	1,965	2,052
The William Carter Co., 144A
5.625%, due 03/15/27 (d)	1,750	1,833
Under Armour, Inc.
3.25%, due 06/15/26	12,565	11,857
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (d)	12,140	11,988
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,412
		464,836
HEALTH CARE — 2.3%
Abbott Laboratories
2.90%, due 11/30/21	16,625	16,900
AbbVie, Inc.
3.75%, due 11/14/23	6,965	7,252
Becton Dickinson and Co.
2.675%, due 12/15/19	22,756	22,763
3.30%, due 03/01/23	11,204	11,331
3.194%(3 mo. USD LIBOR + 0.875%), due 12/29/20 (c)	7,463	7,464
3.363%, due 06/06/24	2,985	3,074
2.894%, due 06/06/22	2,985	3,026
Centene Corp.
4.75%, due 05/15/22	20,084	20,511
CVS Health Corp.
4.00%, due 12/05/23	18,198	19,046
5.00%, due 12/01/24	6,880	7,510
4.75%, due 12/01/22	6,880	7,306
2.25%, due 08/12/19	2,884	2,883
Edwards Lifesciences Corp.
4.30%, due 06/15/28	6,965	7,530
Express Scripts Holding Co.
3.30%, due 02/25/21	4,915	4,980
HCA, Inc.
6.50%, due 02/15/20	9,895	10,123
5.00%, due 03/15/24	7,465	8,133
5.625%, due 09/01/28	2,985	3,231
4.25%, due 10/15/19	1,990	1,998
5.375%, due 09/01/26	500	539
IQVIA, Inc., 144A
5.00%, due 10/15/26 (d)	7,800	8,054
Johnson & Johnson 2.90%,
due 01/15/28	9,955	10,236
McKesson Corp.
3.65%, due 11/30/20	19,890	20,294
3.95%, due 02/16/28	2,985	3,095
Quest Diagnostics, Inc.
4.70%, due 04/01/21	5,128	5,314
Thermo Fisher Scientific, Inc.
3.00%, due 04/15/23	1,970	2,020
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (d)	32,695	32,981
5.00%, due 06/01/26 (d)	12,805	13,221
Zimmer Biomet Holdings, Inc.
4.625%, due 11/30/19	10,345	10,428
3.169%(3 mo. USD LIBOR + 0.750%), due 03/19/21 (c)	4,975	4,970
3.15%, due 04/01/22	3,810	3,870

	Par Value	Value
FIXED INCOME — 30.0% (cont.)

CORPORATE BONDS — 18.4% (cont.)
HEALTH CARE — 2.3% (cont.)
3.70%, due 03/19/23	$2,985	$3,080
		283,163
COMMUNICATION SERVICES — 2.0%
Comcast Corp.
3.45%, due 10/01/21	9,950	10,238
3.30%, due 10/01/20	9,950	10,086
3.95%, due 10/15/25	4,975	5,367
Discovery Communications LLC
2.80%, due 06/15/20	3,930	3,938
DISH DBS Corp.
5.875%, due 11/15/24	10,435	9,874
5.00%, due 03/15/23	9,940	9,604
Electronic Arts, Inc.
4.80%, due 03/01/26	19,655	21,802
3.70%, due 03/01/21	14,740	15,004
Intelsat Jackson Holdings SA, 144A
8.00%, due 02/15/24 (d)	26,069	27,177
Live Nation Entertainment, Inc., 144A
4.875%, due 11/01/24 (d)	14,935	15,364
5.375%, due 06/15/22 (d)	6,975	7,062
5.625%, due 03/15/26 (d)	4,975	5,218
Netflix, Inc.
4.875%, due 04/15/28	31,840	32,835
5.875%, due 02/15/25	11,940	13,164
5.875%, due 11/15/28	6,965	7,711
5.375%, due 02/01/21	1,990	2,057
Netflix, Inc., 144A
5.375%, due 11/15/29 (d)	4,970	5,279
6.375%, due 05/15/29 (d)	2,985	3,393
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, due 05/01/22	30,425	31,410
6.25%, due 07/15/19	2,950	2,954
Tribune Media Co.
5.875%, due 07/15/22	1,000	1,017
Zayo Group LLC / Zayo Capital, Inc.
6.00%, due 04/01/23	14,745	15,077
		255,631
INDUSTRIALS — 1.8%
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	14,900	15,840
BAT Capital Corp.
2.297%, due 08/14/20	19,900	19,859
3.557%, due 08/15/27	6,965	6,928
Delta Air Lines, Inc.
3.40%, due 04/19/21	11,590	11,764
3.80%, due 04/19/23	9,425	9,676
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	14,131
4.00%, due 09/21/23	9,945	10,468
General Electric Co.
5.00% (3 mo. USD LIBOR + 3.330%) (c) (e)	12,430	11,988
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26	16,915	17,655
Southwest Airlines Co.
2.65%, due 11/05/20	12,148	12,199
Stanley Black & Decker, Inc.
4.25%, due 11/15/28	6,965	7,737
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (d)	11,430	12,174
7.50%, due 11/01/23 (d)	10,000	10,600
Union Pacific Corp.
3.75%, due 07/15/25	9,950	10,634
3.50%, due 06/08/23	6,965	7,260
3.20%, due 06/08/21	6,965	7,089
United Technologies Corp.
3.65%, due 08/16/23	4,975	5,210
3.95%, due 08/16/25	1,990	2,146
3.35%, due 08/16/21	1,990	2,034
Wabtec Corp.
3.71% (3 mo. USD LIBOR + 1.300%), due 09/15/21 (c)	4,975	4,961
Welbilt, Inc.
9.50%, due 02/15/24	4,915	5,321
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	14,017
5.375%, due 12/15/21	5,305	5,345
		225,036
INFORMATION TECHNOLOGY — 1.6%
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,776
3.75%, due 12/01/21	4,710	4,798
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	14,930	14,969
3.625%, due 01/15/24	9,955	10,049
2.375%, due 01/15/20	9,955	9,938
3.50%, due 01/15/28	4,975	4,723
CDW LLC / CDW Finance Corp.
5.00%, due 09/01/23	19,243	19,580
5.00%, due 09/01/25	9,955	10,366
CommScope, Inc., 144A
5.50%, due 06/15/24 (d)	23,854	22,757
5.50%, due 03/01/24 (d)	3,480	3,571
6.00%, due 03/01/26 (d)	3,480	3,567
5.00%, due 06/15/21 (d)	995	993
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (d)	14,725	15,870
4.42%, due 06/15/21 (d)	2,940	3,030
Itron, Inc., 144A
5.00%, due 01/15/26 (d)	11,035	11,283
Lam Research Corp.
2.75%, due 03/15/20	19,660	19,677
2.80%, due 06/15/21	4,910	4,947
Motorola Solutions, Inc.
3.75%, due 05/15/22	5,592	5,746

	Par Value	Value
FIXED INCOME — 30.0% (cont.)

CORPORATE BONDS — 18.4% (cont.)
INFORMATION TECHNOLOGY — 1.6% (cont.)
4.60%, due 02/23/28	$2,985	$3,132
Qorvo, Inc.
5.50%, due 07/15/26	4,975	5,265
Symantec Corp., 144A
5.00%, due 04/15/25 (d)	1,000	1,025
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	10,239
2.35%, due 08/01/19	1,812	1,811
		196,112
REAL ESTATE — 1.1%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	27,520
4.875%, due 03/01/26	19,665	21,405
GLP Capital, LP / GLP Financing II, Inc. REIT
4.875%, due 11/01/20	14,975	15,235
5.375%, due 11/01/23	12,000	12,866
5.75%, due 06/01/28	4,975	5,482
5.25%, due 06/01/25	4,975	5,330
5.375%, due 04/15/26	3,925	4,245
4.375%, due 04/15/21	1,965	1,999
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	3,173
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	15,046	15,630
5.25%, due 01/15/26	9,835	10,649
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (d)	12,440	12,853
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,536
3.50%, due 02/01/25	900	932
		139,855
CONSUMER STAPLES — 0.6%
Diageo Capital PLC
3.875%, due 05/18/28	5,000	5,465
3.00%, due 05/18/20	5,000	5,028
3.50%, due 09/18/23	4,800	5,024
Kraft Heinz Foods Co., 144A
4.875%, due 02/15/25 (d)	6,260	6,457
Mead Johnson Nutrition Co.
4.125%, due 11/15/25	13,955	15,100
3.00%, due 11/15/20	6,885	6,947
Mondelez International Holdings Netherlands BV, 144A
2.00%, due 10/28/21 (d)	8,585	8,506
1.625%, due 10/28/19 (d)	7,764	7,737
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (d)	2,000	2,028
5.50%, due 03/01/25 (d)	500	516
5.75%, due 03/01/27 (d)	500	516
Smithfield Foods, Inc., 144A
2.70%, due 01/31/20 (d)	6,420	6,407
3.35%, due 02/01/22 (d)	4,975	4,963
2.65%, due 10/03/21 (d)	3,980	3,923
4.25%, due 02/01/27 (d)	995	1,013
		79,630
ENERGY — 0.4%
Apergy Corp.
6.375%, due 05/01/26	16,119	16,240
Cenovus Energy, Inc.
5.70%, due 10/15/19	3,642	3,671
Oceaneering International, Inc.
4.65%, due 11/15/24	8,485	8,315
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (d)	9,830	10,405
Weatherford International LLC
9.875%, due 03/01/25	9,950	5,099
		43,730
MATERIALS — 0.2%
Glencore Funding LLC, 144A
3.00%, due 10/27/22 (d)	9,950	10,008
3.875%, due 10/27/27 (d)	9,950	9,924
		19,932
Total Corporate Bonds (Cost $2,228,875)		2,299,589

GOVERNMENT AND AGENCY SECURITIES — 11.5%
U.S. GOVERNMENT NOTES — 11.3%
1.25%, due 07/15/20 (f)	491,831	495,004
United States Treasury Notes
1.75%, due 10/31/20	223,550	223,166
2.375%, due 12/31/20	198,945	200,515
1.375%, due 12/15/19	99,500	99,185
1.625%, due 07/31/20	99,485	99,155
2.00%, due 11/30/22	74,625	75,298
1.75%, due 03/31/22	74,645	74,692
2.125%, due 12/31/22	49,745	50,423
1.875%, due 11/30/21	49,785	49,943
1.50%, due 11/30/19	24,875	24,811
2.125%, due 01/31/21	24,570	24,682
		1,416,874
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Farm Credit Bank,
1.68%, due 08/16/21	17,165	17,027
Total Government and Agency Securities (Cost $1,423,886)		1,433,901

CONVERTIBLE BOND — 0.1%
Chesapeake Energy Corp.,
5.50%, due 09/15/26 (Cost $14,532)	14,915	11,905
TOTAL FIXED INCOME — 30.0% (Cost $3,667,293)		3,745,395

	Par Value	Value
SHORT-TERM INVESTMENTS — 8.7%

GOVERNMENT AND AGENCY SECURITIES — 4.2%
Federal Home Loan Bank,
2.13%, due 07/01/19 (g)	$225,000	$225,000
Federal National Mortgage Association,
2.24%, due 07/01/19 (g)	300,000	300,000
Total Government and Agency Securities (Cost $525,000)		525,000

COMMERCIAL PAPER — 3.7%
Walgreens Boots,
2.61% - 3.19%, due 07/08/19 - 08/30/19 (g)	139,000	138,560
General Mills, Inc., 144A,
2.49% - 2.54%, due 07/02/19 - 07/19/19 (d) (g)	90,250	90,191
Campbell Soup Co., 144A,
2.96% - 3.18%, due 07/18/19 - 09/09/19 (d) (g)	79,750	79,511
Schlumberger Holdings Corp., 144A,
2.54% - 2.56%, due 07/02/19 - 07/10/19 (d) (g)	69,750	69,722
Kellogg Co., 144A,
2.52% - 2.57%, due 07/01/19 - 07/09/19 (d) (g)	66,000	65,986
Abbvie, Inc., 144A,
2.47%, due 07/10/19 (d) (g)	24,750	24,735
Total Commercial Paper (Cost $468,707)		468,705

REPURCHASE AGREEMENT — 0.7%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $92,400, collateralized by United States Treasury Notes, 1.875% - 2.375% due 03/15/22 - 03/31/22, aggregate value plus accrued interest of $94,239 (Cost: $92,388)	92,388	92,388

CORPORATE BONDS — 0.1%
FINANCIALS — 0.1%
Ally Financial, Inc,
4.13%, due 03/30/20 (g)	4,970	5,018
Reinsurance Group of America, Inc.,
6.45%, due 11/15/19 (g)	10,257	10,402
		15,420
Total Corporate Bonds (Cost $15,376)		15,420
TOTAL SHORT-TERM INVESTMENTS — 8.7% (Cost $1,101,471)		1,101,513
TOTAL INVESTMENTS — 99.8% (Cost $9,183,497)		12,487,134
Foreign Currencies — 0.0%(h)		0	(i)
Other Assets In Excess of Liabilities — 0.2%		19,038
NET ASSETS — 100.0%		$12,506,172

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          Floating Rate Note. Rate shown is as of June 30, 2019.

(d)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(e)          Security is perpetual and has no stated maturity date.

(f)           Interest rate for this security is a stated rate. Interest payments are determined based on an inflation-adjusted principal amount.

(g)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(h)         Amount rounds to less than 0.1%.

(i)             Amount rounds to less than $1,000.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2019 (Unaudited)

		% of Equity Investments
North America		46.8%
	United States	46.8%
Europe		41.3%
	Germany*	14.7%
	United Kingdom	13.8%
	Switzerland	10.1%
	Ireland*	2.7%
Asia		5.6%
	Japan	3.3%
	Taiwan	1.0%
	South Korea	1.0%
	India	0.3%
Africa		2.6%
	South Africa	2.6%
Australasia		2.4%
	Australia	2.4%
Latin America		1.3%
	Mexico	1.3%

*                 Euro currency countries comprise 17.4% of equity investments.

Oakmark Global Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 97.1%

FINANCIALS — 21.2%
BANKS — 11.7%
Bank of America Corp. (United States)	2,627	$76,195
Citigroup, Inc. (United States)	876	61,325
Lloyds Banking Group PLC (United Kingdom)	80,381	57,767
Axis Bank, Ltd. (India) (a)	407	4,767
		200,054
DIVERSIFIED FINANCIALS — 7.0%
Credit Suisse Group AG (Switzerland)	5,620	67,388
Julius Baer Group, Ltd. (Switzerland)	1,197	53,272
		120,660
INSURANCE — 2.5%
Allianz SE (Germany)	175	42,120
		362,834
CONSUMER DISCRETIONARY — 18.3%
AUTOMOBILES & COMPONENTS — 12.6%
General Motors Co. (United States)	1,892	72,895
Daimler AG (Germany)	1,217	67,722
Continental AG (Germany)	290	42,252
Toyota Motor Corp. (Japan)	526	32,623
		215,492
RETAILING — 3.4%
Naspers, Ltd. (South Africa)	179	43,444
Booking Holdings, Inc. (United States) (a)	7	14,013
		57,457
CONSUMER DURABLES & APPAREL — 2.3%
Cie Financiere Richemont SA (Switzerland)	269	22,853
Under Armour, Inc., Class C (United States) (a)	779	17,302
		40,155
		313,104
INFORMATION TECHNOLOGY — 16.9%
SOFTWARE & SERVICES — 9.1%
MasterCard, Inc., Class A (United States)	333	88,115
Oracle Corp. (United States)	895	50,994
CoreLogic, Inc. (United States) (a)	411	17,209
		156,318
TECHNOLOGY HARDWARE & EQUIPMENT — 6.8%
TE Connectivity, Ltd. (United States)	805	77,084
Hirose Electric Co., Ltd. (Japan)	205	22,811
Samsung Electronics Co., Ltd. (South Korea)	387	15,769
		115,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,215	17,044
		289,026
COMMUNICATION SERVICES — 13.9%
MEDIA & ENTERTAINMENT — 13.9%
Alphabet, Inc., Class C (United States) (a)	63	67,972
The Interpublic Group of Cos., Inc. (United States)	1,574	35,554
Liberty Global PLC, Class A (United Kingdom) (a)	1,229	33,179
Liberty Broadband Corp., Class C (United States) (a)	279	29,119
Live Nation Entertainment, Inc. (United States) (a)	348	23,083
Grupo Televisa SAB (Mexico) (b)	2,475	20,893
Liberty Global PLC, Class C (United Kingdom) (a)	559	14,817
Charter Communications, Inc., Class A (United States) (a)	35	13,752
		238,369
INDUSTRIALS — 13.8%
CAPITAL GOODS — 9.9%
CNH Industrial N.V. (United Kingdom)	6,950	71,263
Arconic, Inc. (United States)	1,584	40,894
Travis Perkins PLC (United Kingdom)	2,280	36,895
Johnson Controls International plc (United States)	493	20,370
		169,422
TRANSPORTATION — 3.9%
Ryanair Holdings PLC (Ireland) (a) (b)	690	44,282
Southwest Airlines Co. (United States)	463	23,521
		67,803
		237,225
HEALTH CARE — 6.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.5%
Bayer AG (Germany)	1,342	92,979

HEALTH CARE EQUIPMENT & SERVICES — 1.4%
Tenet Healthcare Corp. (United States) (a)	1,181	24,396
		117,375
MATERIALS — 3.7%
Incitec Pivot, Ltd. (Australia)	16,864	40,371
LafargeHolcim, Ltd. (Switzerland)	484	23,625
		63,996
ENERGY — 1.5%
National Oilwell Varco, Inc. (United States)	1,129	25,100

CONSUMER STAPLES — 0.9%
HOUSEHOLD & PERSONAL PRODUCTS — 0.8%
Reckitt Benckiser Group PLC (United Kingdom)	174	13,708

FOOD, BEVERAGE & TOBACCO — 0.1%
Diageo PLC (United Kingdom)	42	1,818
		15,526
TOTAL COMMON STOCKS — 97.1% (Cost $1,353,203)		1,662,555

	Par Value	Value
SHORT-TERM INVESTMENTS — 2.7%

REPURCHASE AGREEMENT — 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $25,734, collateralized by a United States Treasury Note, 1.875% due 03/31/22, value plus accrued interest of $26,246 (Cost: $25,731)	$25,731	$25,731

GOVERNMENT AND AGENCY SECURITIES — 1.2%
Federal Home Loan Bank, 2.13%, due 07/01/19 (c) (Cost $20,000)	20,000	20,000
TOTAL SHORT-TERM INVESTMENTS — 2.7% (Cost $45,731)		45,731
TOTAL INVESTMENTS — 99.8% (Cost $1,398,934)		1,708,286
Foreign Currencies (Cost $332) — 0.0% (d)		332
Other Assets In Excess of Liabilities — 0.2%		3,732
TOTAL NET ASSETS — 100.0%		$1,712,350

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)         Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	19,820	$20,262	12/18/19	$20,618	$(356)
				$20,618	$(356)

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2019 (Unaudited)

		% of Equity Investments
Europe		47.7%
	United Kingdom	23.3%
	Switzerland	17.1%
	Germany*	7.3%
North America		45.4%
	United States	45.4%
Asia		6.9%
	South Korea	3.8%
	Taiwan	3.1%

*                 Euro currency countries comprise 7.3% of equity investments.

Oakmark Global Select Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 96.9%

FINANCIALS — 31.1%
BANKS — 18.0%
Bank of America Corp. (United States)	4,282	$124,163
Lloyds Banking Group PLC (United Kingdom)	158,491	113,902
Citigroup, Inc. (United States)	1,479	103,574
		341,639
INSURANCE — 7.1%
American International Group, Inc. (United States)	1,534	81,753
Willis Towers Watson PLC (United States)	274	52,463
		134,216
DIVERSIFIED FINANCIALS — 6.0%
Credit Suisse Group AG (Switzerland)	9,423	112,984
		588,839
CONSUMER DISCRETIONARY — 15.7%
AUTOMOBILES & COMPONENTS — 11.8%
Daimler AG (Germany)	2,402	133,607
Fiat Chrysler Automobiles N.V. (United Kingdom)	6,550	90,520
		224,127
CONSUMER DURABLES & APPAREL — 3.9%
Cie Financiere Richemont SA (Switzerland)	868	73,686
		297,813
COMMUNICATION SERVICES — 12.9%
MEDIA & ENTERTAINMENT — 12.9%
Alphabet, Inc., Class C (United States) (a)	129	139,054
Charter Communications, Inc., Class A (United States) (a)	264	104,327
		243,381
INFORMATION TECHNOLOGY — 12.5%
TECHNOLOGY HARDWARE & EQUIPMENT — 9.5%
TE Connectivity, Ltd. (United States)	1,157	110,856
Samsung Electronics Co., Ltd. (South Korea)	1,712	69,695
		180,551
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7,394	56,896
		237,447
INDUSTRIALS — 10.1%
CAPITAL GOODS — 7.3%
CNH Industrial N.V. (United Kingdom)	13,442	137,840

TRANSPORTATION — 2.8%
Kuehne + Nagel International AG (Switzerland)	365	54,207
		192,047
CONSUMER STAPLES — 4.5%
HOUSEHOLD & PERSONAL PRODUCTS — 2.9%
Reckitt Benckiser Group PLC (United Kingdom)	693	54,711

FOOD, BEVERAGE & TOBACCO — 1.6%
Diageo PLC (United Kingdom)	712	30,594
		85,305
MATERIALS — 3.9%
LafargeHolcim, Ltd. (Switzerland)	1,503	73,398

ENERGY — 3.1%
Apache Corp. (United States)	2,056	59,565

HEALTH CARE — 3.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.1%
Regeneron Pharmaceuticals, Inc. (United States) (a)	186	58,187
TOTAL COMMON STOCKS — 96.9% (Cost $1,621,775)		1,835,982

	Par Value
SHORT-TERM INVESTMENTS — 2.8%
REPURCHASE AGREEMENT — 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $27,594, collateralized by a United States Treasury Note, 2.375% due 03/15/22, value plus accrued interest of $28,147 (Cost: $27,591)	$27,591	27,591

GOVERNMENT AND AGENCY SECURITIES — 1.3%
Federal Home Loan Bank, 2.13%, due 07/01/19 (b) (Cost $25,000)	25,000	25,000
TOTAL SHORT-TERM INVESTMENTS — 2.8% (Cost $52,591)		52,591
TOTAL INVESTMENTS — 99.7% (Cost $1,674,366)		1,888,573
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.3%		6,414
TOTAL NET ASSETS — 100.0%		$1,894,987

(a)         Non-income producing security

(b)         The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(c)          Amount rounds to less than 0.1%.

(d)         Amount rounds to less than $1,000.

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	38,413	$39,269	12/18/19	$39,959	$(690)
				$39,959	$(690)

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2019 (Unaudited)

		% of Equity Investments
Europe		80.5%
	United Kingdom	21.5%
	Germany*	17.8%
	France*	12.3%
	Switzerland	11.8%
	Sweden	6.4%
	Netherlands*	4.4%
	Italy*	3.8%
	Ireland*	2.5%
Asia		12.2%
	Japan	4.9%
	South Korea	3.5%
	China	1.3%
	Taiwan	1.1%
	Indonesia	1.1%
	India•	0.3%
Australasia		2.3%
	Australia	2.3%
North America		2.2%
	Canada	1.5%
	United States	0.7%
Africa		2.1%
	South Africa	2.1%
Latin America		0.7%
	Mexico	0.7%

*                 Euro currency countries comprise 40.8% of equity investments.

Oakmark International Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 96.4%

FINANCIALS — 24.3%
BANKS — 13.5%
BNP Paribas SA (France) (a)	28,135	$1,336,164
Intesa Sanpaolo SpA (Italy) (a)	563,417	1,205,725
Lloyds Banking Group PLC (United Kingdom)	1,223,236	879,096
Royal Bank of Scotland Group PLC (United Kingdom)	210,776	588,350
Bank Mandiri Persero Tbk PT (Indonesia)	602,465	342,225
Axis Bank, Ltd. (India) (b)	8,361	97,936
		4,449,496
DIVERSIFIED FINANCIALS — 7.9%
Credit Suisse Group AG (Switzerland)	96,209	1,153,585
EXOR N.V. (Netherlands) (c)	11,154	781,299
Schroders PLC (United Kingdom)	11,283	437,014
AMP, Ltd. (Australia) (c)	141,346	210,371
Schroders PLC, Non-Voting (United Kingdom)	31	978
		2,583,247
INSURANCE — 2.9%
Allianz SE (Germany)	3,089	744,722
Willis Towers Watson PLC (United States)	1,118	214,198
		958,920
		7,991,663
CONSUMER DISCRETIONARY — 22.6%
AUTOMOBILES & COMPONENTS — 13.1%
Daimler AG (Germany)	19,799	1,101,445
Continental AG (Germany)	7,353	1,072,004
Bayerische Motoren Werke AG (Germany)	13,008	962,781
Valeo SA (France) (a) (c)	18,749	609,728
Toyota Motor Corp. (Japan)	9,505	589,612
		4,335,570
RETAILING — 4.8%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	51,501	917,089
Naspers, Ltd. (South Africa)	2,755	668,832
		1,585,921
CONSUMER DURABLES & APPAREL — 2.7%
Cie Financiere Richemont SA (Switzerland)	5,052	428,721
EssilorLuxottica SA (France)	2,150	280,559
The Swatch Group AG, Bearer Shares (Switzerland)	603	172,569
		881,849
CONSUMER SERVICES — 2.0%
Accor SA (France) (c)	15,316	657,462
		7,460,802
INDUSTRIALS — 19.9%
CAPITAL GOODS — 14.5%
CNH Industrial N.V. (United Kingdom) (c)	102,172	1,047,710
Komatsu, Ltd. (Japan)	27,186	655,593
Ashtead Group PLC (United Kingdom) (c)	21,822	624,655
Volvo AB, Class B (Sweden)	37,940	602,022
SKF AB, Class B (Sweden) (c)	28,076	516,255
Rolls-Royce Holdings PLC (United Kingdom) (b)	44,639	476,421
Ferguson PLC (United Kingdom)	6,115	434,851
Smiths Group PLC (United Kingdom)	16,733	332,563
Meggitt PLC (United Kingdom)	15,868	105,593
		4,795,663
TRANSPORTATION — 3.3%
Ryanair Holdings PLC (Ireland) (b) (c) (d)	12,258	786,250
Kuehne + Nagel International AG (Switzerland)	2,052	304,599
		1,090,849
COMMERCIAL & PROFESSIONAL SERVICES — 2.1%
Bureau Veritas SA (France)	13,228	326,694
G4S PLC (United Kingdom) (c)	100,823	266,324
Brambles, Ltd. (Australia)	9,619	86,976
		679,994
		6,566,506
COMMUNICATION SERVICES — 9.4%
MEDIA & ENTERTAINMENT — 9.4%
NAVER Corp. (South Korea)	6,113	603,584
Publicis Groupe SA (France)	11,041	582,899
WPP PLC (United Kingdom)	42,025	528,468
Baidu, Inc. (China) (b) (d)	3,517	412,756
Liberty Global PLC, Class A (United Kingdom) (b)	13,531	365,212
Liberty Global PLC, Class C (United Kingdom) (b)	13,655	362,265
Grupo Televisa SAB (Mexico) (d)	27,065	228,430
		3,083,614
MATERIALS — 8.0%
Glencore PLC (Switzerland)	308,772	1,071,871
thyssenkrupp AG (Germany) (c)	37,904	552,759
LafargeHolcim, Ltd. (Switzerland)	9,792	478,189
Orica, Ltd. (Australia) (c)	29,170	415,105
Akzo Nobel N.V. (Netherlands)	1,324	124,427
		2,642,351
HEALTH CARE — 4.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.7%
Bayer AG (Germany)	17,697	1,226,317

HEALTH CARE EQUIPMENT & SERVICES — 0.7%
Olympus Corp. (Japan)	21,204	235,219
		1,461,536
INFORMATION TECHNOLOGY — 4.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
ASML Holding N.V. (Netherlands)	2,396	500,610
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	45,602	350,903
		851,513

	Shares	Value
COMMON STOCKS — 96.4% (cont.)

INFORMATION TECHNOLOGY — 4.4% (cont.)
TECHNOLOGY HARDWARE & EQUIPMENT — 1.8%
Samsung Electronics Co., Ltd. (South Korea)	12,909	$525,454
Omron Corp. (Japan)	1,347	70,209
		595,663
		1,447,176
CONSUMER STAPLES — 2.1%
FOOD, BEVERAGE & TOBACCO — 1.1%
Danone SA (France)	1,518	128,577
Nestlé SA (Switzerland)	1,203	124,512
Diageo PLC (United Kingdom)	2,256	96,973
		350,062
HOUSEHOLD & PERSONAL PRODUCTS — 0.8%
Reckitt Benckiser Group PLC (United Kingdom)	3,448	272,087

FOOD & STAPLES RETAILING — 0.2%
Alimentation Couche-Tard, Inc., Class B (Canada)	1,079	67,874
		690,023
ENERGY — 1.3%
Cenovus Energy, Inc. (Canada)	46,577	410,800
TOTAL COMMON STOCKS — 96.4% (Cost $33,989,520)		31,754,471

	Par Value
SHORT-TERM INVESTMENTS — 3.1%

GOVERNMENT AND AGENCY SECURITIES — 2.1%
Federal National Mortgage Association,
2.24%, due 07/01/19 (e)	$500,000	500,000
Federal Home Loan Bank,
2.13%, due 07/01/19 (e)	200,000	200,000
TOTAL GOVERNMENT AND AGENCY SECURITIES (Cost $700,000)		700,000

COMMERCIAL PAPER — 0.7%
General Mills, Inc., 144A,
2.49% - 2.57%, due 07/10/19 - 07/22/19 (e) (f)	75,000	74,924
Kellogg Co., 144A,
2.54% - 2.57%, due 07/01/19 - 07/03/19 (e) (f)	40,000	39,997
Walgreens Boots,
2.61% - 2.70%, due 07/25/19 - 08/09/19 (e)	32,000	31,931
Abbvie, Inc., 144A,
2.47%, due 07/10/19 (e) (f)	25,000	24,985
Campbell Soup Co., 144A,
3.18%, due 08/05/19 (e) (f)	25,000	24,925
Schlumberger Holdings Corp., 144A,
2.54%, due 07/08/19 (e) (f)	15,000	14,993
TOTAL COMMERCIAL PAPER — 0.7% (Cost $211,755)		211,755

REPURCHASE AGREEMENT — 0.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $110,682, collateralized by a United States Treasury Note, 2.375% due 03/15/22, value plus accrued interest of $112,885 (Cost: $110,669)	110,669	110,669
TOTAL SHORT-TERM INVESTMENTS — 3.1% (Cost $1,022,424)		1,022,424
TOTAL INVESTMENTS — 99.5% (Cost $35,011,944)		32,776,895
Foreign Currencies (Cost $1,514) — 0.0% (g)		1,514
Other Assets In Excess of Liabilities — 0.5%		170,878
TOTAL NET ASSETS — 100.0%		$32,949,287

(a)         A portion of the security out on loan.

(b)         Non-income producing security

(c)          See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(d)         Sponsored American Depositary Receipt

(e)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(f)           Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(g)          Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	327,871	$335,181	12/18/19	$341,069	$(5,888)
				$341,069	$(5,888)

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2018	Value June 30, 2019	Percent of Net Assets
AMP, Ltd. (a)	141,346	$4,572	$16,822	$(17,079)	$(105,730)	$4,280	$345,431	$210,371	0.6%
Accor SA	15,316	303,228	43,045	(10,999)	(69,938)	18,571	478,216	657,462	2.0%
Ashtead Group PLC (a)	21,822	260,318	198,292	9,971	(31,474)	2,207	584,132	624,655	1.9%
CNH Industrial N.V.	102,172	10,149	118,887	(24,343)	(171,534)	20,415	1,352,325	1,047,710	3.2%
EXOR N.V. (a)	11,154	16,556	188,023	10,567	8,807	5,457	933,393	781,299	2.4%
G4S PLC	100,823	29,516	34,042	(15,599)	(41,015)	7,414	327,463	266,324	0.8%
Orica, Ltd.	29,170	480	112,337	(71,381)	131,525	13,239	466,819	415,105	1.3%
Ryanair Holdings PLC	12,258	388,737	0	0	(285,076)	0	682,589	786,250	2.4%
SKF AB, Class B	28,076	31,367	34,028	(11,188)	(25,812)	16,920	555,916	516,255	1.6%
thyssenkrupp AG	37,904	565,709	0	0	(253,330)	5,881	240,380	552,759	1.7%
Valeo SA	18,749	114,220	0	0	(165,431)	26,049	660,938	609,728	1.9%
TOTAL	518,790	$1,724,852	$745,476	$(130,051)	$(1,009,008)	$120,433	$6,627,602	$6,467,918	19.8%

(a) Due to transactions during the period ended June 30, 2019, the company is no longer an affiliate.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2019 (Unaudited)

		% of Equity Investments
Europe		69.3%
	United Kingdom	22.9%
	Switzerland	10.2%
	Italy*	6.4%
	Finland*	6.3%
	Sweden	4.1%
	Netherlands*	3.9%
	Germany*	3.3%
	Denmark	2.7%
	Norway	2.5%
	France*	2.3%
	Spain*	2.2%
	Belgium	1.2%
	Portugal	0.7%
	Greece*	0.6%
Asia		14.6%
	South Korea	5.5%
	Japan	4.8%
	Indonesia	3.0%
	India	1.0%
	Hong Kong	0.3%
Australasia		8.1%
	Australia	6.8%
	New Zealand	1.3%
Latin America		4.8%
	Mexico	4.8%
North America		3.2%
	Canada	3.2%

*                 Euro currency countries comprise 25.0% of equity investments.

Oakmark International Small Cap Fund	June 30, 2019 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 96.2%

INDUSTRIALS — 39.8%
CAPITAL GOODS — 18.1%
Konecranes OYJ (Finland)	1,442	$55,053
Duerr AG (Germany)	1,390	47,366
Travis Perkins PLC (United Kingdom)	2,280	36,895
Sulzer AG (Switzerland)	232	25,355
Metso OYJ (Finland)	612	24,032
Morgan Advanced Materials PLC (United Kingdom)	6,394	22,574
Howden Joinery Group PLC (United Kingdom)	3,371	21,707
Bucher Industries AG (Switzerland)	36	12,543
Outotec OYJ (Finland) (a)	2,212	11,681
Wajax Corp. (Canada)	506	6,076
Fluidra SA (Spain) (a)	345	4,559
dormakaba Holding AG (Switzerland)	2	1,311
		269,152
COMMERCIAL & PROFESSIONAL SERVICES — 16.7%
Mitie Group PLC (United Kingdom) (b)	19,059	35,410
Hays PLC (United Kingdom)	15,023	29,972
Applus Services SA (Spain)	2,014	27,367
ISS A/S (Denmark)	898	27,113
Babcock International Group PLC (United Kingdom)	4,652	27,067
Randstad N.V. (Netherlands)	459	25,219
Pagegroup PLC (United Kingdom)	3,821	24,891
IWG PLC (Switzerland)	4,822	20,851
Loomis AB, Class B (Sweden)	459	15,760
SThree PLC (United Kingdom)	4,227	15,299
		248,949
TRANSPORTATION — 5.0%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (a) (c)	4,088	38,348
DSV AS (Denmark)	120	11,769
Freightways, Ltd. (New Zealand)	1,600	9,074
BBA Aviation PLC (United Kingdom)	2,190	7,849
Panalpina Welttransport Holding AG (Switzerland) (a)	28	6,412
		73,452
		591,553
FINANCIALS — 17.7%
DIVERSIFIED FINANCIALS — 12.4%
Julius Baer Group, Ltd. (Switzerland)	1,167	51,964
Azimut Holding SpA (Italy)	2,318	44,627
Element Fleet Management Corp. (Canada)	5,350	39,055
EFG International AG (Switzerland)	4,002	27,711
Standard Life Aberdeen PLC (United Kingdom)	5,638	21,093
		184,450
BANKS — 5.3%
BNK Financial Group, Inc. (South Korea)	7,751	50,278
DGB Financial Group, Inc. (South Korea)	4,109	29,005
		79,283
		263,733
CONSUMER DISCRETIONARY — 8.6%
AUTOMOBILES & COMPONENTS — 4.8%
Pirelli & C SpA (Italy)	4,918	29,067
Autoliv, Inc. (Sweden)	380	26,801
Dometic Group AB (Sweden)	1,585	15,873
		71,741
RETAILING — 2.0%
GrandVision N.V. (Netherlands)	1,316	30,576
CONSUMER SERVICES — 1.8%
Autogrill SpA (Italy)	1,647	17,259
Dignity PLC (United Kingdom)	1,099	9,035
		26,294
		128,611
COMMUNICATION SERVICES — 8.4%
MEDIA & ENTERTAINMENT — 4.3%
Criteo SA (France) (a) (c)	1,398	24,051
Megacable Holdings SAB de CV (Mexico)	4,089	17,369
NOS SGPS SA (Portugal)	1,517	9,967
SKY Network Television, Ltd. (New Zealand)	12,123	9,610
Hakuhodo DY Holdings, Inc. (Japan)	228	3,833
		64,830
TELECOMMUNICATION SERVICES — 4.1%
Tower Bersama Infrastructure Tbk PT (Indonesia)	85,377	22,904
Sarana Menara Nusantara Tbk PT (Indonesia)	399,442	19,933
Bharti Infratel, Ltd. (India)	3,753	14,520
HKBN, Ltd. (Hong Kong)	1,959	3,531
		60,888
		125,718
HEALTH CARE — 6.1%
HEALTH CARE EQUIPMENT & SERVICES — 6.1%
Healius, Ltd. (Australia)	16,936	35,908
ConvaTec Group PLC (United Kingdom)	19,233	35,611
Ansell, Ltd. (Australia)	985	18,564
		90,083
MATERIALS — 5.0%
Incitec Pivot, Ltd. (Australia)	17,965	43,009
DS Smith PLC (United Kingdom)	4,939	22,738
Titan Cement Co. SA (Greece)	420	8,189
		73,936

	Shares	Value
COMMON STOCKS — 96.2% (cont.)

CONSUMER STAPLES — 4.9%
FOOD & STAPLES RETAILING — 2.8%
Sugi Holdings Co., Ltd. (Japan)	892	$42,093
HOUSEHOLD & PERSONAL PRODUCTS — 2.1%
Ontex Group N.V. (Belgium)	1,074	17,315
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico) (a)	7,105	13,212
		30,527
		72,620
INFORMATION TECHNOLOGY — 4.5%
SOFTWARE & SERVICES — 2.4%
Atea ASA (Norway) (a)	2,617	35,585
TECHNOLOGY HARDWARE & EQUIPMENT — 2.1%
Hirose Electric Co., Ltd. (Japan)	209	23,266
Ingenico Group SA (France)	96	8,450
		31,716
		67,301
REAL ESTATE — 1.2%
LSL Property Services PLC (United Kingdom) (b)	5,853	15,609
Countrywide PLC (United Kingdom) (a)	33,681	1,803
		17,412
TOTAL COMMON STOCKS — 96.2% (Cost $1,457,619)		1,430,967

	Par Value
SHORT-TERM INVESTMENTS — 3.4%
REPURCHASE AGREEMENT — 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 06/28/19 due 07/01/19, repurchase price $26,546, collateralized by a United States Treasury Note, 2.375% due 03/15/22, value plus accrued interest of $27,076 (Cost: $26,543)	$26,543	26,543
GOVERNMENT AND AGENCY SECURITIES — 1.6%
Federal Home Loan Bank, 2.13%, due 07/01/19 (d) (Cost $25,000)	25,000	25,000
TOTAL SHORT-TERM INVESTMENTS — 3.4% (Cost $51,543)		51,543
TOTAL INVESTMENTS — 99.6% (Cost $1,509,162)		1,482,510
Foreign Currencies (Cost $1,647) — 0.1%		1,648
Other Assets In Excess of Liabilities — 0.3%		3,564
TOTAL NET ASSETS — 100.0%		$1,487,722

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Sponsored American Depositary Receipt

(d)         The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

FORWARD FOREIGN CURRENCY CONTRACTS (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/19	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Norwegian Krona	62,157	$7,209	03/18/20	$7,317	$(108)
Swiss Franc	14,433	14,755	12/18/19	15,014	(259)
				$22,331	$(367)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2018	Value June 30, 2019	Percent of Net Assets
LSL Property Services PLC	5,853	$0	$8,409	$(8,296)	$2,967	$564	$29,346	$15,609	1.0%
Mitie Group PLC	19,059	1,463	13,857	(10,316)	8,916	1,008	49,203	35,410	2.4%
TOTAL	24,912	$1,463	$22,266	$(18,612)	$11,883	$1,572	$78,549	$51,019	3.4%

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System. Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the assumptions of Harris Associates L.P. (the “Adviser”) in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

At June 30, 2019, there were no transfers between level 1 and level 2 securities.

The following is a summary of the inputs used as of June 30, 2019, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$16,604,105	$0	$0
Short Term Investments	0	1,097,911	0
Purchased Options	8,550	0	0
Call Options Written	(2,063)	0	0
Put Options Written	(4,452)	0	0
Total	$16,606,140	$1,097,911	$0
Select
Common Stocks	$4,583,146	$0	$0
Short Term Investments	0	228,212	0
Call Options Written	(44)	0	0
Total	$4,583,102	$228,212	$0
Equity and Income
Common Stocks	$7,627,226	$0	$0
Preferred Stocks	13,000	0	0
Corporate Bonds	0	2,299,589	0
Government and Agency Securities	0	1,433,901	0
Convertible Bonds	0	11,905	0
Short Term Investments	0	1,101,513	0
Total	$7,640,226	$4,846,908	$0
Global
Common Stocks	$1,662,555	$0	$0
Short Term Investments	0	45,731	0
Forward Foreign Currency Contracts - Liabilities	0	(356)	0
Total	$1,662,555	$45,375	$0
Global Select
Common Stocks	$1,835,982	$0	$0
Short Term Investments	0	52,591	0
Forward Foreign Currency Contracts - Liabilities	0	(690)	0
Total	$1,835,982	$51,901	$0
International
Common Stocks	$31,754,471	$0	$0
Short Term Investments	0	1,022,424	0
Forward Foreign Currency Contracts - Liabilities	0	(5,888)	0
Total	$31,754,471	$1,016,536	$0
Int’l Small Cap
Common Stocks	$1,430,967	$0	$0
Short Term Investments	0	51,543	0
Forward Foreign Currency Contracts - Liabilities	0	(367)	0
Total	$1,430,967	$51,176	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2019, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”) and are listed in the Fund’s Schedule of Investments.

For the period ended June 30, 2019, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

Fund	Currency Contracts Opened	Currency Contracts Settled
Global	$20,262	$42,713
Global Select	39,269	80,847
International	412,060	858,535
Int’l Small Cap	25,569	43,728

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2019, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2019, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used options written for tax management purposes during the period ended June 30, 2019. Written options outstanding, if any, are listed on each Fund’s Schedule of Investments. Oakmark and Select used purchased options for tax management purposes for the period ended June 30, 2019. Oakmark had outstanding purchased options as of June 30, 2019.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2019, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2019, International and Int’l Small Cap had securities on loan with a value (in thousands) of $108,649 and $129, respectively, and held as collateral for the loans U.S. Treasury securities with a value (in thousands) of $114,215 and $139, respectively.

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended June 30, 2019. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund’s Schedule of Investments.

3.  SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds’ schedule of investments through the date of the publication of this report.